ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 4,740,889	$ 3,884,924
Other tax payables	80,592	53,521
Financing lease liabilities - current portion	26,332	0
Other	2,054,288	234,336
Total	$ 6,875,769	$ 4,172,781